Share Capital - Schedule of Changes in the Number of Options and Warrants and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options warrants and RSU's Outstanding at beginning of year | shares	3,241,535	2,304,179	1,885,123
Number of options warrants and RSU's Granted | shares	1,071,000	1,029,129	492,470
Number of options warrants and RSU's Exercised | shares	(252,343)	(72,873)	(71,647)
Number of options warrants and RSU's Forfeited | shares	(24,097)	(18,900)	(1,767)
Number of options warrants and RSU's Outstanding at end of year | shares	4,036,095	3,241,535	2,304,179
Number of options warrants and RSU's Exercisable at end of year | shares	1,844,283	1,718,713	1,688,773
Weighted average exercise price Outstanding at beginning of year | $ / shares	$ 3.41	$ 3.17	$ 2.01
Weighted average exercise price Granted | $ / shares	4.91	3.87	7.34
Weighted average exercise price Exercised | $ / shares	1.91	1.66	1.32
Weighted average exercise price Forfeited | $ / shares	4.18	6.92	3.32
Weighted average exercise price Outstanding at end of year | $ / shares	3.88	3.41	3.17
Weighted average exercise price Exercisable at end of year | $ / shares	$ 2.97	$ 2.16	$ 2.05